SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant derivative liability	$ 355	$ 1,176	$ 1,734	$ 2,314
Fair Value, Inputs, Level 1 [Member]
Warrant derivative liability	0	0	0
Fair Value, Inputs, Level 2 [Member]
Warrant derivative liability	0	0	0
Fair Value, Inputs, Level 3 [Member]
Warrant derivative liability	$ 355	$ 1,176	$ 1,734